Financial Liabilities Designated At Fair Value Through Profit Or Loss - Summary of financial instruments designated at fair value through profit or loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement [line items]
Financial liabilities at fair value through profit or loss	¥ 455,734	¥ 239,519
Borrowings
Statement [line items]
Financial liabilities at fair value through profit or loss	72,470	24,971
Debt securities in issue
Statement [line items]
Financial liabilities at fair value through profit or loss	¥ 383,264	¥ 214,548